Supplement to the
Fidelity® Ultra-Short Bond Fund
August 25, 2002
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity® Ultra-Short Bond Fund

(fund number 812, trading symbol FUSFX)

ULB-02-01 September 13, 2002
1.777255.100